Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - Held-for-trading financial assets [Member] - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		R$ 385,999		R$ 281,110
Accumulated gain / (loss) reflected in income		(668)	[1]	(1,070)
Fair value		385,331		280,040
Investment funds [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		15,407		9,277
Accumulated gain / (loss) reflected in income		(1,203)	[1]	(1,010)
Fair value		14,204		8,267
Brazilian government securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	[2]	284,280		218,548
Accumulated gain / (loss) reflected in income	[2]	1,605	[1]	1,063
Fair value	[2]	285,885		219,611
Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	[2]	8,199		1,541
Accumulated gain / (loss) reflected in income	[2]	11	[1]	(21)
Fair value	[2]	8,210		1,520
Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	[2]	78,113		51,744
Accumulated gain / (loss) reflected in income	[2]	(1,081)	[1]	(1,102)
Fair value	[2]	77,032		50,642
Argentina [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		1,480		349
Accumulated gain / (loss) reflected in income		18	[1]	(31)
Fair value		1,498		318
Chile [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		839		487
Accumulated gain / (loss) reflected in income		1	[1]	1
Fair value		840		488
Colombia [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		3,599		399
Accumulated gain / (loss) reflected in income		4	[1]	10
Fair value		3,603		409
United States [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		2,096		141
Accumulated gain / (loss) reflected in income	[1]	(11)
Fair value		2,085		141
Mexico [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		5		57
Fair value		5		57
Paraguay [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		3		2
Fair value		3		2
Peru [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		4		8
Accumulated gain / (loss) reflected in income	[1]	1
Fair value		5		8
Uruguay [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		40		98
Accumulated gain / (loss) reflected in income		1	[1]	(1)
Fair value		41		97
ITALY | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		133		0
Accumulated gain / (loss) reflected in income	[1]	(3)
Fair value		130		0
Other [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost				113
Fair value				114
Negotiable shares [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		20,063		15,459
Accumulated gain / (loss) reflected in income		(1,016)	[1]	(822)
Fair value		19,047		14,637
Rural product note [Member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		2,371
Accumulated gain / (loss) reflected in income	[1]	(22)
Fair value		2,349
Bank deposit certificates [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		729		792
Fair value		729		792
Real estate receivables certificates [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		561		1,414
Accumulated gain / (loss) reflected in income		(13)	[1]	30
Fair value		548		1,444
Debentures [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		30,022		12,958
Accumulated gain / (loss) reflected in income		(85)	[1]	(303)
Fair value		29,937		12,655
Eurobonds and others [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		2,341		2,178
Accumulated gain / (loss) reflected in income		42	[1]	(5)
Fair value		2,383		2,173
Financial bills [Member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		15,784		18,517
Accumulated gain / (loss) reflected in income		(1)	[1]	(3)
Fair value		15,783		18,514
Promissory notes [Member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		5,588		313
Accumulated gain / (loss) reflected in income	[1]	28
Fair value		5,616		313
Other [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		654
Accumulated gain / (loss) reflected in income		(14)	[1]	R$ 1
Fair value		R$ 640

[1]	In the period, the result of Adjustment to Fair Value of Financial Assets (particularly private securities) had their amounts affected by oscillations of rates and other market variables arising from the impact of the COVID-19 pandemic on the macroeconomic scenario in the period (Note 33a).
[2]	Financial assets at fair value through profit or loss – Securities pledged as Guarantee of Funding of Financial Institutions and Customers were: a) R$ 12,181 (R$ 28,759 at 12/31/2019), b) R$ 765 (R$ 329 at 12/31/2019) and c) R$ 8,556 (R$ 104 at 12/31/2019), totaling R$ 21,502 (R$ 29,192 at 12/31/2019).